Loans and borrowings - Summary of Current and Non-Current Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Current borrowings	¥ 2,000,020	$ 288,903	¥ 1,871,800
Non-current borrowings	20,000	2,889	638,000
Current borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	2,000,020	288,903	1,871,800
Current borrowings [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	2,000,020	288,903	1,851,800
Current borrowings [member] | Secured bank loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	0	20,000
Non-current borrowings [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	¥ 20,000	$ 2,889	¥ 638,000